Property, plant and equipment, intangible assets, goodwill and right-of-use assets - Additional Information (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about intangible assets [line items]
Final value growth rate	3.40%
Description of agreement related to intangible assets	the concession right recognized upon the business combination of Comgás, which is being amortized over the concession period on a straight line basis, considering the extension of the distribution services for another 20 years
Recoverable value	R$ 109,000
Book value of property, plant and equipment and intangible assets	R$ 99,000
Weighted average cost of capital percentage	9.00%
Percentage of increase in discount rate	6.30%
Cash-generating units [member]
Disclosure of detailed information about intangible assets [line items]
Recoverable value	R$ 2,183,000
Book value of property, plant and equipment and intangible assets	R$ 819,039
Discount rate (WACC)	9.00%